Note 6 - Allowance for Loan Losses and Credit Quality Information - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 8,564	$ 8,686	$ 9,311
Provision for losses	2,699	(1,216)	(649)
Charge-offs	(822)	(988)	(520)
Recoveries	258	2,082	544
Balance	10,699	8,564	8,686
Specific reserves				$ 238	$ 725
General reserves				10,461	7,839
Balance	8,564	8,686	8,686	10,699	8,564
Individually reviewed for impairment				3,126	3,851
Collectively reviewed for impairment				650,665	600,584
Ending balance				653,791	604,435
Residential Portfolio Segment [Member]
Balance	857	833	900
Provision for losses	173	25	(44)
Charge-offs	0	(1)	(24)
Recoveries	0	0	1
Balance	1,030	857	833
Specific reserves				29	62
General reserves				1,001	795
Balance	1,030	857	833	1,030	857
Individually reviewed for impairment				857	974
Collectively reviewed for impairment				134,166	119,090
Ending balance				135,023	120,064
Commercial Real Estate Portfolio Segment [Member]
Balance	5,060	4,869	5,073
Provision for losses	2,938	(1,509)	(421)
Charge-offs	(730)	0	0
Recoveries	27	1,700	217
Balance	7,295	5,060	4,869
Specific reserves				95	451
General reserves				7,200	4,609
Balance	7,295	5,060	4,869	7,295	5,060
Individually reviewed for impairment				1,484	1,166
Collectively reviewed for impairment				379,220	349,029
Ending balance				380,704	350,195
Consumer Portfolio Segment [Member]
Balance	1,507	1,622	1,630
Provision for losses	(63)	(29)	202
Charge-offs	(84)	(107)	(226)
Recoveries	29	21	16
Balance	1,389	1,507	1,622
Specific reserves				100	119
General reserves				1,289	1,388
Balance	1,389	1,507	1,622	1,389	1,507
Individually reviewed for impairment				750	976
Collectively reviewed for impairment				54,641	68,973
Ending balance				55,391	69,949
Commercial Portfolio Segment [Member]
Balance	1,140	1,362	1,708
Provision for losses	(349)	297	(386)
Charge-offs	(8)	(880)	(270)
Recoveries	202	361	310
Balance	985	1,140	1,362
Specific reserves				14	93
General reserves				971	1,047
Balance	$ 985	$ 1,140	$ 1,362	985	1,140
Individually reviewed for impairment				35	735
Collectively reviewed for impairment				82,638	63,492
Ending balance				$ 82,673	$ 64,227